CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues:
Total revenues	¥ 3,330,831	¥ 2,874,821	¥ 2,814,361
Expenses:
Interest expense	193,889	169,051	188,328
Costs of operating leases	411,939	394,821	356,760
Life insurance costs	479,937	384,753	433,863
Costs of goods and real estate sold	331,988	271,833	268,627
Services expense	634,329	604,145	560,101
Other (income) and expense	58,803	27,128	(4,671)
Selling, general and administrative expenses	711,775	646,054	627,633
Provision for credit losses	34,017	18,723	20,968
Write-downs of long-lived assets	16,242	25,933	1,724
Write-downs of securities	1,664	554	315
Total expenses	2,874,583	2,542,995	2,453,648
Operating Income	456,248	331,826	360,713
Equity in Net Income of Equity method investments	123,872	57,182	36,774
Gains on Sales of Subsidiaries and Equity method investments and Liquidation Losses, net	111,311	87,705	72,488
Bargain Purchase Gain	0	3,750	0
Income before Income Taxes	691,431	480,463	469,975
Provision for Income Taxes	233,103	128,828	131,388
Net Income	458,328	351,635	338,587
Net Income (Loss) Attributable to the Noncontrolling Interests	11,821	(389)	(7,682)
Net Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(758)	394	137
Net Income Attributable to ORIX Corporation Shareholders	¥ 447,265	¥ 351,630	¥ 346,132
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 400.27	¥ 307.74	¥ 298.55
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	399.4	307.16	298.05
Cash Dividends	¥ 151.6	¥ 117.97	¥ 85.6
Finance revenues
Revenues:
Total revenues	¥ 365,570	¥ 328,356	¥ 348,001
Gains on investment securities and dividends
Revenues:
Total revenues	128,948	14,324	33,023
Operating leases
Revenues:
Total revenues	641,185	624,444	535,490
Life insurance premiums and related investment income
Revenues:
Total revenues	640,159	515,259	558,923
Sales of goods and real estate
Revenues:
Total revenues	442,586	373,155	373,914
Services income
Revenues:
Total revenues	¥ 1,112,383	¥ 1,019,283	¥ 965,010